Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000206932
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Micro-Cap Equity Fund
Class Name	Institutional Shares
Trading Symbol	FTMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Micro-Cap Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$64	1.31%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.31%
AssetsNet	$ 22,062,144
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 77,027
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$22,062,144
Number of Portfolio Holdings	70
Advisory Fee (net of waivers)	$77,027
Portfolio Turnover	57%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Collateral for Securities Loaned	0.8%
Materials	0.9%
Real Estate	3.8%
Consumer Staples	5.5%
Communications	6.5%
Financials	9.0%
Industrials	9.7%
Health Care	11.2%
Energy	15.6%
Consumer Discretionary	16.8%
Technology	20.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000244274
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Mid-Cap Equity Fund
Class Name	Institutional Shares
Trading Symbol	FTHMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 135,859,769
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 387,049
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$135,859,769
Number of Portfolio Holdings	92
Advisory Fee (net of waivers)	$387,049
Portfolio Turnover	10%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.4%
Utilities	0.4%
Real Estate	2.5%
Communications	3.0%
Materials	4.3%
Consumer Staples	6.0%
Energy	8.3%
Financials	8.7%
Health Care	12.2%
Technology	13.7%
Consumer Discretionary	14.4%
Industrials	22.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000206947
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Mid-Cap Value Fund
Class Name	A Shares
Trading Symbol	FTVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$60	1.22%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.22%
AssetsNet	$ 355,195,880
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,021,147
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$355,195,880
Number of Portfolio Holdings	61
Advisory Fee (net of waivers)	$1,021,147
Portfolio Turnover	27%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.1%
Collateral for Securities Loaned	2.3%
Utilities	3.6%
Health Care	3.9%
Consumer Discretionary	5.5%
Energy	5.7%
Consumer Staples	8.1%
Real Estate	10.1%
Industrials	10.8%
Technology	15.2%
Financials	17.0%
Materials	18.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000225339
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Mid-Cap Value Fund
Class Name	C Shares
Trading Symbol	FTVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$85	1.72%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.72%
AssetsNet	$ 355,195,880
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,021,147
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$355,195,880
Number of Portfolio Holdings	61
Advisory Fee (net of waivers)	$1,021,147
Portfolio Turnover	27%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.1%
Collateral for Securities Loaned	2.3%
Utilities	3.6%
Health Care	3.9%
Consumer Discretionary	5.5%
Energy	5.7%
Consumer Staples	8.1%
Real Estate	10.1%
Industrials	10.8%
Technology	15.2%
Financials	17.0%
Materials	18.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000196718
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Mid-Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	FTVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.81%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
AssetsNet	$ 355,195,880
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,021,147
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$355,195,880
Number of Portfolio Holdings	61
Advisory Fee (net of waivers)	$1,021,147
Portfolio Turnover	27%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.1%
Collateral for Securities Loaned	2.3%
Utilities	3.6%
Health Care	3.9%
Consumer Discretionary	5.5%
Energy	5.7%
Consumer Staples	8.1%
Real Estate	10.1%
Industrials	10.8%
Technology	15.2%
Financials	17.0%
Materials	18.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000196717
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Mid-Cap Value Fund
Class Name	Investor Shares
Trading Symbol	FTVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$58	1.17%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.17%
AssetsNet	$ 355,195,880
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,021,147
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$355,195,880
Number of Portfolio Holdings	61
Advisory Fee (net of waivers)	$1,021,147
Portfolio Turnover	27%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.1%
Collateral for Securities Loaned	2.3%
Utilities	3.6%
Health Care	3.9%
Consumer Discretionary	5.5%
Energy	5.7%
Consumer Staples	8.1%
Real Estate	10.1%
Industrials	10.8%
Technology	15.2%
Financials	17.0%
Materials	18.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000196719
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Mid-Cap Value Fund
Class Name	R6 Shares
Trading Symbol	FTVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
AssetsNet	$ 355,195,880
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,021,147
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$355,195,880
Number of Portfolio Holdings	61
Advisory Fee (net of waivers)	$1,021,147
Portfolio Turnover	27%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.1%
Collateral for Securities Loaned	2.3%
Utilities	3.6%
Health Care	3.9%
Consumer Discretionary	5.5%
Energy	5.7%
Consumer Staples	8.1%
Real Estate	10.1%
Industrials	10.8%
Technology	15.2%
Financials	17.0%
Materials	18.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000206944
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Equity Fund
Class Name	A Shares
Trading Symbol	FTHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$57	1.13%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%
AssetsNet	$ 11,184,051,587
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 34,028,785
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$11,184,051,587
Number of Portfolio Holdings	116
Advisory Fee	$34,028,785
Portfolio Turnover	14%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Consumer Staples	0.4%
Real Estate	0.6%
Communications	3.4%
Energy	3.9%
Materials	4.9%
Money Market Funds	5.9%
Technology	11.8%
Health Care	13.0%
Consumer Discretionary	13.6%
Financials	15.0%
Industrials	27.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000206943
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Equity Fund
Class Name	C Shares
Trading Symbol	FTYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$82	1.63%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.63%
AssetsNet	$ 11,184,051,587
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 34,028,785
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$11,184,051,587
Number of Portfolio Holdings	116
Advisory Fee	$34,028,785
Portfolio Turnover	14%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Consumer Staples	0.4%
Real Estate	0.6%
Communications	3.4%
Energy	3.9%
Materials	4.9%
Money Market Funds	5.9%
Technology	11.8%
Health Care	13.0%
Consumer Discretionary	13.6%
Financials	15.0%
Industrials	27.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000161067
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Equity Fund
Class Name	Institutional Shares
Trading Symbol	FTHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
AssetsNet	$ 11,184,051,587
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 34,028,785
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$11,184,051,587
Number of Portfolio Holdings	116
Advisory Fee	$34,028,785
Portfolio Turnover	14%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Consumer Staples	0.4%
Real Estate	0.6%
Communications	3.4%
Energy	3.9%
Materials	4.9%
Money Market Funds	5.9%
Technology	11.8%
Health Care	13.0%
Consumer Discretionary	13.6%
Financials	15.0%
Industrials	27.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000161065
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Equity Fund
Class Name	Investor Shares
Trading Symbol	FTHNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
AssetsNet	$ 11,184,051,587
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 34,028,785
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$11,184,051,587
Number of Portfolio Holdings	116
Advisory Fee	$34,028,785
Portfolio Turnover	14%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Consumer Staples	0.4%
Real Estate	0.6%
Communications	3.4%
Energy	3.9%
Materials	4.9%
Money Market Funds	5.9%
Technology	11.8%
Health Care	13.0%
Consumer Discretionary	13.6%
Financials	15.0%
Industrials	27.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000161066
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Equity Fund
Class Name	R6 Shares
Trading Symbol	FTHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 11,184,051,587
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 34,028,785
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$11,184,051,587
Number of Portfolio Holdings	116
Advisory Fee	$34,028,785
Portfolio Turnover	14%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Consumer Staples	0.4%
Real Estate	0.6%
Communications	3.4%
Energy	3.9%
Materials	4.9%
Money Market Funds	5.9%
Technology	11.8%
Health Care	13.0%
Consumer Discretionary	13.6%
Financials	15.0%
Industrials	27.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000206945
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Growth Fund
Class Name	A Shares
Trading Symbol	FTXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$67	1.32%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.32%
AssetsNet	$ 4,206,377,756
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 15,432,437
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$4,206,377,756
Number of Portfolio Holdings	72
Advisory Fee (net of waivers)	$15,432,437
Portfolio Turnover	57%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.2%
Materials	0.8%
Collateral for Securities Loaned	1.5%
Financials	2.7%
Consumer Staples	2.8%
Money Market Funds	3.2%
Energy	3.8%
Consumer Discretionary	14.7%
Health Care	15.7%
Industrials	24.2%
Technology	32.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000206946
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Growth Fund
Class Name	C Shares
Trading Symbol	FTXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$93	1.83%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.83%
AssetsNet	$ 4,206,377,756
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 15,432,437
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$4,206,377,756
Number of Portfolio Holdings	72
Advisory Fee (net of waivers)	$15,432,437
Portfolio Turnover	57%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.2%
Materials	0.8%
Collateral for Securities Loaned	1.5%
Financials	2.7%
Consumer Staples	2.8%
Money Market Funds	3.2%
Energy	3.8%
Consumer Discretionary	14.7%
Health Care	15.7%
Industrials	24.2%
Technology	32.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000196715
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	FTXSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
AssetsNet	$ 4,206,377,756
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 15,432,437
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$4,206,377,756
Number of Portfolio Holdings	72
Advisory Fee (net of waivers)	$15,432,437
Portfolio Turnover	57%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.2%
Materials	0.8%
Collateral for Securities Loaned	1.5%
Financials	2.7%
Consumer Staples	2.8%
Money Market Funds	3.2%
Energy	3.8%
Consumer Discretionary	14.7%
Health Care	15.7%
Industrials	24.2%
Technology	32.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000196714
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Growth Fund
Class Name	Investor Shares
Trading Symbol	FTXNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$65	1.28%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.28%
AssetsNet	$ 4,206,377,756
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 15,432,437
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$4,206,377,756
Number of Portfolio Holdings	72
Advisory Fee (net of waivers)	$15,432,437
Portfolio Turnover	57%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.2%
Materials	0.8%
Collateral for Securities Loaned	1.5%
Financials	2.7%
Consumer Staples	2.8%
Money Market Funds	3.2%
Energy	3.8%
Consumer Discretionary	14.7%
Health Care	15.7%
Industrials	24.2%
Technology	32.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000196716
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Growth Fund
Class Name	R6 Shares
Trading Symbol	FTXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 4,206,377,756
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 15,432,437
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$4,206,377,756
Number of Portfolio Holdings	72
Advisory Fee (net of waivers)	$15,432,437
Portfolio Turnover	57%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.2%
Materials	0.8%
Collateral for Securities Loaned	1.5%
Financials	2.7%
Consumer Staples	2.8%
Money Market Funds	3.2%
Energy	3.8%
Consumer Discretionary	14.7%
Health Care	15.7%
Industrials	24.2%
Technology	32.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000206937
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small–Mid Core Equity Fund
Class Name	A Shares
Trading Symbol	FTSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Small–Mid Core Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$67	1.29%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.29%
AssetsNet	$ 305,326,665
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 864,396
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$305,326,665
Number of Portfolio Holdings	55
Advisory Fee (net of waivers)	$864,396
Portfolio Turnover	3%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.5%
Communications	2.8%
Materials	5.3%
Energy	5.5%
Consumer Staples	5.5%
Real Estate	9.0%
Health Care	9.6%
Consumer Discretionary	10.5%
Financials	15.5%
Industrials	16.6%
Technology	18.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000225341
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small–Mid Core Equity Fund
Class Name	C Shares
Trading Symbol	FTWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Small–Mid Core Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$93	1.79%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.79%
AssetsNet	$ 305,326,665
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 864,396
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$305,326,665
Number of Portfolio Holdings	55
Advisory Fee (net of waivers)	$864,396
Portfolio Turnover	3%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.5%
Communications	2.8%
Materials	5.3%
Energy	5.5%
Consumer Staples	5.5%
Real Estate	9.0%
Health Care	9.6%
Consumer Discretionary	10.5%
Financials	15.5%
Industrials	16.6%
Technology	18.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000206938
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small–Mid Core Equity Fund
Class Name	Institutional Shares
Trading Symbol	FTSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Small–Mid Core Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
AssetsNet	$ 305,326,665
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 864,396
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$305,326,665
Number of Portfolio Holdings	55
Advisory Fee (net of waivers)	$864,396
Portfolio Turnover	3%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.5%
Communications	2.8%
Materials	5.3%
Energy	5.5%
Consumer Staples	5.5%
Real Estate	9.0%
Health Care	9.6%
Consumer Discretionary	10.5%
Financials	15.5%
Industrials	16.6%
Technology	18.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000206936
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small–Mid Core Equity Fund
Class Name	R6 Shares
Trading Symbol	FTSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Small–Mid Core Equity Fund for the period of October 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
AssetsNet	$ 305,326,665
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 864,396
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$305,326,665
Number of Portfolio Holdings	55
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$864,396
Portfolio Turnover	3%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.5%
Communications	2.8%
Materials	5.3%
Energy	5.5%
Consumer Staples	5.5%
Real Estate	9.0%
Health Care	9.6%
Consumer Discretionary	10.5%
Financials	15.5%
Industrials	16.6%
Technology	18.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000206942
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Unconstrained Equity Fund
Class Name	A Shares
Trading Symbol	FTZAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Unconstrained Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$71	1.33%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.33%
AssetsNet	$ 535,168,889
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 1,491,926
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$535,168,889
Number of Portfolio Holdings	23
Advisory Fee (net of waivers)	$1,491,926
Portfolio Turnover	5%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Materials	3.9%
Communications	4.8%
Consumer Staples	8.6%
Financials	8.9%
Health Care	9.1%
Industrials	17.0%
Technology	20.4%
Consumer Discretionary	26.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000225342
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Unconstrained Equity Fund
Class Name	C Shares
Trading Symbol	FTZCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Unconstrained Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$97	1.82%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.82%
AssetsNet	$ 535,168,889
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 1,491,926
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$535,168,889
Number of Portfolio Holdings	23
Advisory Fee (net of waivers)	$1,491,926
Portfolio Turnover	5%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Materials	3.9%
Communications	4.8%
Consumer Staples	8.6%
Financials	8.9%
Health Care	9.1%
Industrials	17.0%
Technology	20.4%
Consumer Discretionary	26.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000206939
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Unconstrained Equity Fund
Class Name	Institutional Shares
Trading Symbol	FTZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Unconstrained Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
AssetsNet	$ 535,168,889
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 1,491,926
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$535,168,889
Number of Portfolio Holdings	23
Advisory Fee (net of waivers)	$1,491,926
Portfolio Turnover	5%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Materials	3.9%
Communications	4.8%
Consumer Staples	8.6%
Financials	8.9%
Health Care	9.1%
Industrials	17.0%
Technology	20.4%
Consumer Discretionary	26.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000206941
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Unconstrained Equity Fund
Class Name	R6 Shares
Trading Symbol	FTZFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Unconstrained Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$48	0.90%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
AssetsNet	$ 535,168,889
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 1,491,926
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$535,168,889
Number of Portfolio Holdings	23
Advisory Fee (net of waivers)	$1,491,926
Portfolio Turnover	5%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Materials	3.9%
Communications	4.8%
Consumer Staples	8.6%
Financials	8.9%
Health Care	9.1%
Industrials	17.0%
Technology	20.4%
Consumer Discretionary	26.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.